Exhibit 99.11

Data Compare Summary (Total)

Run Date - 7/8/2026 2:13:39 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	223	0.00%	223
State	0	223	0.00%	223
Zip	0	223	0.00%	223
Note Date	0	223	0.00%	223
Original Loan Amount	0	223	0.00%	223
Amortization Term	0	223	0.00%	223
Original Interest Rate	0	223	0.00%	223
Borrower Qualifying FICO	3	223	1.35%	223
Amortization Type	0	223	0.00%	223
Representative FICO	3	223	1.35%	223
Property Type	3	223	1.35%	223
Interest Only	0	223	0.00%	223
Lien Position	0	223	0.00%	223
Occupancy	0	223	0.00%	223
Purpose	0	223	0.00%	223
Appraised Value	2	223	0.90%	223
Contract Sales Price	6	223	2.69%	223
Balloon Flag	0	223	0.00%	223
Original CLTV	1	223	0.45%	223
Original LTV	1	223	0.45%	223
Origination Channel	0	223	0.00%	223
Appraisal Effective Date	3	223	1.35%	223
Investor: Qualifying Total Debt Ratio	3	223	1.35%	223
Initial Rate Lock Date	31	223	13.90%	223
Coborrower Qualifying FICO	2	146	1.37%	223
Total	58	5,498	1.05%	223